DEPOSITS FOR NON-CURRENT ASSETS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Reserve for Noncurrent Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2012 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2011 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2010 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2012 Capital Additions [Member] USD ($)	Dec. 31, 2012 Capital Additions [Member] CNY	Dec. 31, 2012 Construction Arrangement [Member] USD ($)	Dec. 31, 2012 Construction Arrangement [Member] CNY	Dec. 31, 2011 Construction Arrangement [Member] CNY
Deposit Assets [Line Items]
Deposits for purchase of property, plant and equipment	$ 25,664	159,890	197,879
Others	4,751	29,600	32,600							4,751	29,600	29,600
Deposits, gross	30,415	189,490	230,479
Reserve for unrecoverable deposits	(4,262)	(26,552)	(23,192)
Deposits	26,153	162,938	207,287
Commitments to purchase certain medical equipment								11,088	69,081
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year				3,723	23,192	2,513
Provisions for the year				539	3,360	20,679	2,513
Balance at end of the year				$ 4,262	26,552	23,192	2,513